Note 6 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2014	2013
Securities available for sale	$348	338
Loans receivable	1,365	1,615
	$1,713	1,953